Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Charges [Abstract]
Schedule of Deferred Charges
	Drydocking	Financing Costs	Total
Balance, December 31, 2012	$15,864	$698	$16,562
- Additions	8,929	10,627	19,556
- Disposals	(722)	-	(722)
- Amortization for the year	(7,078)	(840)	(7,918)
Balance, December 31, 2013	16,993	10,485	27,478
- Additions	10,229	3,279	13,508
- Disposals	(3,121)	-	(3,121)
- Amortization for the year	(5,536)	(4,455)	(9,991)
Balance, December 31, 2014	$18,565	$9,309	$27,874